Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 2.3	$ (3.5)	$ 0.0	$ 1.4	$ 0.4
Unrecognized tax benefits	$ 18.7			$ 0.0	$ 0.0